Cover	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported by DNA X, Inc. (formerly Sonim Technologies, Inc.) (the “Company”) in a Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on December 18, 2025 (the “Original Report”), on December 15, 2025 the Company entered into a membership interest purchase agreement with DNA Holdings Venture, Inc., pursuant to which the Company purchased 100% of the membership interests in DNA X LLC, a Delaware limited liability company, for an aggregate purchase price of 223,201 shares of the Company’s common stock, representing 19.99% of the outstanding shares of the Company’s common stock as of the date of issuance (the “Transaction”). The contents of the Original Report are incorporated by reference herein. This Amendment No. 1 to the Original Report is filed to revise Item 2.01 and Item 9.01 to reflect the Company’s determination that the Transaction does not involve the acquisition of a “significant amount of assets” for purposes of Item 2.01 of Form 8-K. Except as expressly set forth herein, this Amendment No. 1 does not amend, modify, or update any other information contained in the Original Report, and this Amendment No. 1 speaks as of the date hereof.
Document Period End Date	Dec. 15, 2025
Entity File Number	001-38907
Entity Registrant Name	DNA X, Inc.
Entity Central Index Key	0001178697
Entity Tax Identification Number	94-3336783
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4445 Eastgate Mall
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(650)
Local Phone Number	378-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SONM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false